Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total debt	$ 46,804
Total current portion of long-term debt	6,436	$ 12,927
Non-current portion of long-term debt	39,590	115,869
Loans Payable
Total debt	46,804	130,611
Deferred finance fees	(778)	(1,815)
Net total debt	46,026	128,796
Current portion of long-term debt	6,713	13,429
Current portion of deferred finance fees	(277)	(502)
Total current portion of long-term debt	6,436	12,927
Non-current portion of long-term debt	39,590	115,869
Nordea SEB Revolving Facility | Loans Payable
Total debt		22,500
ABN CACIB Joint Bank Facility | Loans Payable
Total debt	45,872	104,927
ABN AMRO Revolving Facility | Loans Payable
Total debt	$ 932	$ 3,184